Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	360 Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001319067
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2021
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Timber Point Global Allocations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CGHIX
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - Timber Point Global Allocations Fund (formerly, Crow Point Global Tactical Allocation Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Timber Point Global Allocations Fund (the “Fund”) is to seek income with long-term growth of capital as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1/31/22
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 385% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	385.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund intends to achieve its investment objective by utilizing an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to common stocks and other investments.

The Fund invests primarily in common stocks of all issuers, exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. The Fund, through underlying vehicles and securities in which it invests, may invest in non-U.S. companies (including those in emerging markets). The Fund may also invest directly in debt securities of any maturity or credit quality, including debt securities that are convertible into common or preferred stocks and high-yield bonds (commonly referred to as “junk bonds”).

High-yield bonds are securities rated at the time of purchase BB or Ba and below by credit rating agencies such as Moody’s and Standard & Poor’s. The Fund actively trades portfolio positions and therefor has a high portfolio turnover rate.

The Fund will invest directly or indirectly in derivatives for both hedging purposes and to increase returns. The Fund will invest in derivatives including equity, total return, and currency swap agreements; futures contracts and options on futures contracts (including with respect to index and commodities); and forward currency contracts. The Adviser will execute a portion of the Fund’s strategy by investing in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodities, commodity-linked derivative investments and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

The Fund may also engage in short sales for either hedging or speculative purposes. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) later and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Adviser is expecting the value of such securities to fall during the period of the Fund’s investment exposure. The Fund may purchase or sell options for hedging purposes. The Fund will not engage in naked put writing and the value of any options will be less than the Fund’s net assets.

Capital growth is expected to be realized from an increase in portfolio positions. Under normal conditions, the Fund invests issuers located in at least five different countries, including the United States. Additionally, the Fund will normally invest between 40% and 70% of its total assets in foreign securities, including up to 15% of its total assets in securities of issuers located in emerging markets. Securities will be chosen using a proprietary fundamental investment process.

The Adviser may enter into foreign currency exchange transactions on behalf of the Fund with respect to the Fund’s equity investments, in order to hedge against changes in the U.S. dollar value of dividend income the Fund expects to receive in the future and that is denominated in foreign currencies, or in the U.S. dollar value of securities held by the Fund denominated in foreign currencies. There is no limit on the amount of foreign currency exchange transactions that the Adviser may enter into on behalf of the Fund.

The Fund may use listed/exchange-traded options contracts and also expects to use unlisted (or “over-the-counter”) options to a substantial degree (as options contracts on many foreign companies and sector-specific indices are currently available only in the over-the-counter market).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective.

•General Risk – There is no assurance that the Fund will meet its investment objective; you could lose money by investing in the Fund.

•Market Risk – Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods.

•Equity Securities Risk – Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

•Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.

•Other Investment Companies Risk – The main risk of investing in other investment companies (including open-end funds, closed-end funds and ETFs) is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.

•Exchange-Traded Funds Risk – Investments in ETFs carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

•Derivatives Risk – The Fund’s indirect use of derivative instruments (including swap agreements, futures contracts, options on futures contracts, forward currency contracts and put and call options) involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, counterparty default risk and tracking risk.

•Options Risk – Options are subject to sudden price movements and are highly leveraged, in that payment of a relatively small purchase price, called a premium, gives the buyer the right to acquire an underlying futures contract, forward contract or commodity that has a face value substantially greater than the premium paid. The buyer of an option risks losing the entire purchase price of the option. The writer, or seller, of an option risks losing the difference between the purchase price received for the option and the price of the futures contract, forward contract or commodity underlying the option that the writer must purchase or deliver upon exercise of the option. There is no limit on the potential loss. These options may be listed on securities exchanges or traded in the over-the-counter market.

The Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker/dealers participating in such transactions will not fulfill their obligations.

•Short Position Risk – The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to anticipate accurately the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

•Foreign (Non-U.S.) Securities Risk – Investments in foreign securities carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

•Currency Risk – The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of the Fund’s investments denominated in foreign securities.

•Emerging Market Risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

•Private Investment Fund Risk – Investments in private investment funds , such as hedge funds, private equity funds, and fund-of-funds, carry various risks, including that some fund products: use leverage and other speculative investment practices that may increase the risk of investment loss; are not required to provide periodic pricing or valuation information to investors; may involve complex tax structures and delays in distributing important tax information; are not subject to the same regulatory requirements as mutual funds; often charge high fees; and in many cases the underlying investments are not transparent. For purposes of the Fund’s liquidity risk management program, the Fund considers investments in private funds to be illiquid.

•Smaller Capitalization Risk – Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

•Large Capitalization Company Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

•Mid-Capitalization Company Risk – The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

•Interest Rate Risk – The Fund’s debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

•Credit Risk – The Fund’s debt investments are subject to credit risk. The value of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money. Credit risk also exists whenever the Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract.

•High-Yield or “Junk” Security Risk – Investments in debt securities that are rated below investment grade by one or more nationally recognized statistical rating organization (“NRSRO”) (“high-yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High-yield securities are also generally considered to be subject to greater market risk than higher-rated securities. These securities may be considered speculative and the value of these securities can be move volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

•Commodities Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•Hedging Risk – The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

•Managed Fund Risk – The investment decisions of the Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

•High Portfolio Turnover Risk – The risk that a high portfolio turnover rate has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of gains than if the Fund had a low portfolio turnover rate, which may lead to a higher tax liability.

•Taxation Risk – By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

•Wholly Owned Subsidiary Risk – The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized on October 6, 2017, from a series of Northern Lights Fund Trust II, a Delaware statutory trust (the “Predecessor Fund”), to a series of 360 Funds, a Delaware statutory trust (the “Reorganization”). The Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in principal investment strategies, fees and expenses. In addition, effective September 28, 2018, the Fund revised its principal investment strategy, and because of this revision, the Fund’s performance may be different on and after September 28, 2018, than it was prior to that date. Effective September 28, 2018, the Fund’s Class A shares and Class I shares were re-designated as the Investor Class shares and Institutional Class shares, respectively. Effective May 29, 2020, the Fund’s Investor Class shares were converted into Institutional Class shares.

In April 2020, Crow Point Partners, LLC, the investment adviser to the Fund since its inception, transferred its management of the Fund to the Adviser. Shareholders of the Fund approved a new investment advisory agreement with the Adviser on June 12, 2020. Mr. David Cleary became the sole portfolio manager to the Fund. The bar chart below shows the Fund’s investment results during the management of the prior investment adviser for periods prior to April 2020.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Predecessor Fund’s Class I shares for each full calendar year since the Predecessor Fund’s inception, as well as the performance of the Fund’s Institutional Class shares after the Reorganization. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 and on the Adviser’s website at www.timberpointcapital.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timberpointcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	PERFORMANCE BAR CHART FOR INSTITUTIONAL CLASS SHARES (calendar year returns as of December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the best performance for a quarter was 11.75% (for the quarter ended December 31, 2020). The worst performance for a quarter was (16.79)% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500® Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

Timber Point Global Allocations Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	18.40%
Five Years	rr_AverageAnnualReturnYear05	15.20%
Since Inception	rr_AverageAnnualReturnSinceInception	14.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2013
Timber Point Global Allocations Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	7.51%
Five Years	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2013
Timber Point Global Allocations Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends from Securities Sold Short and Interest Expense	rr_Component1OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.32%
Other Expenses	rr_OtherExpensesOverAssets	1.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.11%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 214
3 Years	rr_ExpenseExampleYear03	789
5 Years	rr_ExpenseExampleYear05	1,390
10 Years	rr_ExpenseExampleYear10	$ 3,016
Annual Return 2014	rr_AnnualReturn2014	(0.24%)
Annual Return 2015	rr_AnnualReturn2015	(4.72%)
Annual Return 2016	rr_AnnualReturn2016	2.46%
Annual Return 2017	rr_AnnualReturn2017	11.38%
Annual Return 2018	rr_AnnualReturn2018	(6.76%)
Annual Return 2019	rr_AnnualReturn2019	15.88%
Annual Return 2020	rr_AnnualReturn2020	7.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.79%)
One Year	rr_AverageAnnualReturnYear01	7.62%
Five Years	rr_AverageAnnualReturnYear05	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2013
Timber Point Global Allocations Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	7.38%
Five Years	rr_AverageAnnualReturnYear05	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2013
Timber Point Global Allocations Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	4.80%
Five Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2013
Timber Point Alternative Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIIFX
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – Timber Point Alternative Income Fund (formerly Crow Point Alternative Income Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Timber Point Alternative Income Fund (the “Fund”) seeks to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation. The Fund considers “above-average total returns” to be returns that are uncorrelated to, and greater than, the Fund’s primary benchmark.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	1/31/22
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 287% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	287.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until January 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions the Fund seeks to obtain its investment objective by allocating assets among credit-related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating-rate securities. The Fund is designed to generate more of its income and returns from assets with less yield-curve risk than traditional duration-sensitive bonds. The Fund may invest in debt securities of any maturity and any quality, including below-investment grade debt (also known as “junk bonds”). The Fund is actively traded and, therefore, will have a high portfolio turnover rate.

The Fund may also invest in equity securities including those of private funds, including private funds such as hedge funds and private equity funds, exchange-traded-notes (ETNs”), exchange-traded funds (“ETFs”), mutual funds, and publicly traded and non-publicly traded business development companies (“BDCs”). Investments in illiquid private funds, including illiquid hedge funds and private equity funds, will be limited to no more than 15% of the Fund’s net assets. The Fund may invest in equity securities of any market capitalization.

The Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective.

•Credit Risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•Debt Securities Risk – The issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities may be particularly volatile.

•Emerging Markets Risk – Investing in securities of companies located in emerging market countries includes increased foreign investment risk. In addition, there are greater risks involved in investing in emerging markets, the economies of which tend to be more volatile than the economies of developed markets. Emerging market securities may be less liquid than those issued in more developed countries.

•Equity Securities Risk – Stock prices may fall over short or long periods of time. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

•Exchange-Traded Fund Risk – ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

•Exchange-Traded Notes Risk – ETNs in which the Fund may invest are subject to credit risk and the value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events. ETNs are debt securities whose returns are linked to a particular index.

•Foreign Investment Risk – Investing in foreign (non-U.S.) securities either directly or indirectly may result in the Fund experiencing more rapid and extreme changes in value than the Fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid. These risks may be heightened for emerging markets securities. Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

•High Yield Securities Risk – High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield securities are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

•Illiquid and Restricted Securities Risk – The Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers, non-publicly traded securities and emerging markets securities in particular, are subject to illiquidity risk.

•Interest Rate Risk – Fixed income securities will decline in value because of changes in interest rates. The Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than the Fund with a shorter average portfolio duration.

•LIBOR Risk. Factors such as global interest rate levels, economic growth, market conditions and political events affect the fixed income securities markets. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates.

•Management Risk – The Adviser or Sub-Adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

•Mid-Cap Company Risk – Investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

•Municipal Securities Risk – Changes in the financial health of a municipality may make it difficult for it to make interest and principal payments when due. Changes in the financial condition of one or more municipal issuers may affect the overall municipal securities market. High yield municipal securities (commonly known as “junk bonds”) are more likely to default than higher rated securities. High yield municipal securities are regarded as speculative with respect to the municipality’s capacity to pay interest and to repay principal.

•Portfolio Turnover Risk – The Fund’s high portfolio turnover will increase its transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

•Private Fund Risk – The Fund may invest in private investment funds (whether liquid or illiquid), including “hedge funds,” which pursue alternative investment strategies. Certain investment instruments and techniques that a private fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a private fund’s investments and trading strategies, the Fund may suffer a significant or complete loss of its invested capital in one or more private funds. A shareholder will also bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.

•REIT Risk – Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Non-publicly traded REITs are subject to significant commissions, expenses, and offering and organizational costs that reduce the value of the Fund’s investment. Non-publicly traded REITs are not liquid, and investments in non-publicly traded REITs may not be accessible for an extended period of time.

•Securities Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

•Small-Cap Company Risk – Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs or mutual funds (may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

•Underlying Fund Risk – Underlying Funds are subject to investment advisory fees and other expenses, which will be paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in bonds. Each Underlying Fund is subject to specific risks, depending on its investments. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized on October 6, 2017 from a series of Northern Lights Fund Trust, a Delaware statutory trust (the “Predecessor Fund”), to a series of 360 Funds, a Delaware statutory trust (the “Reorganization”). While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund’s performance may be different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses. Effective January 28, 2019, the Fund’s single share class was re-designated as Investor Class, and a new Institutional Class shares was added. Effective May 29, 2020, the Fund’s Investor Class shares were converted to Institutional Class.

In April 2020, Crow Point Partners, LLC, the investment adviser to the Fund since its inception, transferred its management of the Fund to the Adviser. Shareholders of the Fund approved a new investment advisory agreement with the Adviser and a new sub-advisory agreement between the Adviser and Sub-Adviser on June 12, 2020. The bar chart below shows the Fund’s investment results during the management of the prior investment adviser for periods prior to April 2020.

The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Predecessor Fund’s single share class period ended October 6, 2017, the Investor Class Shares for the period October 7, 2017 through May 29, 2020, as well as the performance of the Fund’s Institutional Class shares beginning on May 29, 2020. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 and on the Adviser’s website at www.timberpointcapital.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timberpointcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	PERFORMANCE BAR CHART FOR INSTITUTIONAL CLASS SHARES (calendar year returns as of December 31) [1]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the best performance for a quarter was 5.56% (for the quarter ended June 30, 2020). The worst performance for a quarter was (9.80)% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

Timber Point Alternative Income Fund | Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	9.20%
Five Years	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
Timber Point Alternative Income Fund | HFRX Absolute Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	2.72%	[4]
Five Years	rr_AverageAnnualReturnYear05	2.04%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
Timber Point Alternative Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends from Securities Sold Short and Interest Expense	rr_Component1OtherExpensesOverAssets	0.18%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.79%
Other Expenses	rr_OtherExpensesOverAssets	1.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.01%	[5]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.12%	[5],[6]
1 Year	rr_ExpenseExampleYear01	$ 215
3 Years	rr_ExpenseExampleYear03	847
5 Years	rr_ExpenseExampleYear05	1,504
10 Years	rr_ExpenseExampleYear10	$ 3,265
Annual Return 2013	rr_AnnualReturn2013	(0.30%)	[7]
Annual Return 2014	rr_AnnualReturn2014	1.32%	[7]
Annual Return 2015	rr_AnnualReturn2015	(4.18%)	[7]
Annual Return 2016	rr_AnnualReturn2016	1.05%	[7]
Annual Return 2017	rr_AnnualReturn2017	3.89%	[7]
Annual Return 2018	rr_AnnualReturn2018	(4.98%)	[7]
Annual Return 2019	rr_AnnualReturn2019	8.32%	[7]
Annual Return 2020	rr_AnnualReturn2020	0.68%	[7]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.80%)
One Year	rr_AverageAnnualReturnYear01	0.68%	[8]
Five Years	rr_AverageAnnualReturnYear05	1.74%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
Timber Point Alternative Income Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	(0.18%)	[8]
Five Years	rr_AverageAnnualReturnYear05	1.26%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
Timber Point Alternative Income Fund | Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	0.42%	[8]
Five Years	rr_AverageAnnualReturnYear05	1.17%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012

[1]	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund's assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The Management Fees and Fee Waivers and Expense Reimbursements have been restated to reflect the current agreements. The information in the Financial Highlights also reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.
[3]	Pursuant to an operating expense limitation agreement between Timber Point Capital Management LLC ("Timber Point" or, the "Adviser") and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to not more than 1.60% of the average daily net assets of each share class of the Fund through January 31, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.
[4]	The HFRX Absolute Return Index is included because it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
[5]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The Management Fees and Fee Waivers and Expense Reimbursements have been restated to reflect the current agreements. The information in the Financial Highlights also reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles.
[6]	Pursuant to an operating expense limitation agreement between Timber Point and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund's business) to not more than 1.70% of the average daily net assets of each share class of the Fund through January 31, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment.
[7]	The bar chart shows performance of the Predecessor Fund's single share class period ended October 6, 2017, the Investor Class Shares for the period October 7, 2017 through May 29, 2020, as well as the performance of the Fund's Institutional Class shares beginning on May 29, 2020.
[8]	For the period before May 29, 2020, the performance shown is of the Predecessor Fund and the Investor Class Shares.